Consolidated Statements of Comprehensive Income - by Expense Function - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Aeronautical services	$ 14,072,517	$ 9,408,599	$ 5,412,418
Non-aeronautical services	8,548,671	6,229,896	3,555,227
Construction services	2,692,694	3,146,166	3,657,086
Total revenue	25,313,882	18,784,661	12,624,731
Operating costs and expenses
Cost of aeronautical and non-aeronautical services	7,982,210	6,717,665	5,617,415
Cost of construction services	2,692,694	3,146,166	3,657,086
Administrative expenses	287,061	263,156	232,935
Total operating costs and expenses	10,961,965	10,126,987	9,507,436
Other Income	346,232		158,881
Operating profit	14,698,149	8,657,674	3,276,176
Interest income	450,261	202,146	262,370
Interest expense	(855,518)	(842,386)	(926,312)
Exchange income on foreign currency	371,228	373,434	334,150
Exchange loss on foreign currency	(579,387)	(264,833)	(89,074)
Other operating income (expense)	(613,416)	(531,639)	(418,866)
Equity in the results of joint venture accounted for by the equity method			(1,618)
Net income before income taxes	14,084,733	8,126,035	2,855,692
Income taxes
Income tax	3,438,809	1,728,507	729,155
Net income for the year	10,645,924	6,397,528	2,126,537
Net income for the year attributable to:
Controlling interest	9,986,548	5,983,747	1,972,319
Non-Controlling interest	659,376	413,781	154,218
Net income for the year	10,645,924	6,397,528	2,126,537
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	(1,833)	(1,895)	(5,146)
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	(1,767,962)	144,217	800,638
Total comprehensive income for the year	8,876,129	6,539,850	2,922,029
Comprehensive income for the year attributable to:
Controlling interest	8,953,223	5,973,567	2,507,828
Non-Controlling interest	(77,094)	566,283	414,201
Total comprehensive income for the year	$ 8,876,129	$ 6,539,850	$ 2,922,029
Basic earnings per share expressed in Mexican Pesos	$ 33.29	$ 19.95	$ 6.57
Diluted earnings per share expressed in Mexican Pesos	$ 33.29	$ 19.95	$ 6.57